Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related party

Note 3 – Related Party

Officers

On September 11, 2017, the Company issued 150,000 shares of common stock to its CFO as a bonus for services performed. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on October 2, 2017.

On August 8, 2017, the Company awarded fully vested cashless options to our CFO, Geoffrey Lawrence, to acquire up to 2,000,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 273% and a call option value of $0.0894, was $178,765.

On July 4, 2017, the Board of Directors appointed Geoffrey Lawrence to serve as the Company’s Chief Financial Officer and Chief Compliance Officer, effective July 1, 2017. Mr. Lawrence was issued 250,000 shares of common stock as a signing bonus. The total fair value of the common stock was $42,200 based on the closing price of the Company’s common stock on the date of grant.

On July 4, 2017, the Company awarded fully vested cashless options to our CEO, Mark Bradley, to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On July 4, 2017, the Company awarded fully vested cashless options to the Company’s President of Programming, Michael Berk, to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On January 26, 2017, the Company sold 14,000,000 units, consisting of 14,000,000 shares of common stock and 14,000,000 warrants exercisable at $0.05 per share over the following 2 years, to its CEO in exchange for proceeds of $350,000.

On January 22, 2017, the Company issued 2,000,000 shares of common stock to its CEO for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

Officer compensation expense was $673,636 and $146,923, including $517,186 and $15,000 of stock based bonuses, at September 30, 2017 and 2016, respectively. The balance owed was $93,209 at September 30, 2017.

Board of Directors

On July 4, 2017, the Company awarded fully vested cashless options to our Director, Brett Pojunis, to acquire up to 3,000,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $422,779.

On May 1, 2017, the Company’s Board of Directors granted 2,000,000 fully vested common stock options to a member of the Board as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $105,083.

On May 1, 2017, the Company’s Board of Directors granted 1,000,000 fully vested common stock options to another member of the Board as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $52,542.

On January 22, 2017, the Company issued 2,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $34,600 based on the closing price of the Company’s common stock on the date of grant.

On January 22, 2017, the Company issued 3,000,000 shares of common stock one of its three Directors for board services performed. The total fair value of the common stock was $51,900 based on the closing price of the Company’s common stock on the date of grant.

Note 3 – Related Party

Officers

On March 2, 2016, we issued a total of 6,250,000 shares of the Company’s series C preferred stock to Mark Bradley, the Company’s Chief Executive Officer, in lieu of $18,750 of unpaid compensation pursuant to the terms of the new employment agreement. The total fair value of the Series C shares was $192,000 based on an independent valuation on the date of grant, resulting in additional compensation expense of $173,250.

On September 2, 2016, the Company issued 20,400,000 shares of common stock to its CEO in satisfaction of unpaid compensation. The total fair value of the common stock was $102,000 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 3,000,000 shares of restricted common stock to its President of Programming as a compensation bonus. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On July 21, 2015, we issued an aggregate of 5,750,000 shares of the Company’s newly created series C preferred stock to Mark Bradley, the Company’s Chief Executive Officer, in lieu of $17,250 of unpaid compensation pursuant to the terms of the new employment agreement. The total fair value of the Series C shares was $164,000 based on an independent valuation on the date of grant, resulting in additional compensation expense of $146,750.

On April 19, 2015, a total of 120,000 warrants held by our CEO with a strike price of $0.15 per share expired.

On February 14, 2015, a total of 80,000 warrants held by our CEO with a strike price of $0.15 per share expired.

On January 25, 2015, the Company issued 1,500,000 shares of common stock to its CEO as compensation for services as a Director. The total fair value of the common stock was $24,600 based on the closing price of the Company’s common stock on the date of grant.

Officer compensation expense was $175,673 and $228,330 at December 31, 2016 and 2015, respectively. The balance owed was $31,343 and $64,624 at December 31, 2016 and 2015, respectively.

Board of Directors

On September 2, 2016, the Company issued 3,000,000 shares of common stock to each of its three Directors for services performed. The total fair value of the common stock was $45,000 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 3,000,000 shares of common stock to its President of Programming as compensation for services as a Director. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 3,000,000 shares of common stock to one of its Directors as compensation for services as a Director. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On December 29, 2015, the Company issued 3,000,000 shares of common stock to another one of its Directors as compensation for services as a Director. The total fair value of the common stock was $5,400 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2015, a total of 300,000 options held by one of the Company’s Directors expired.

On January 25, 2015, the Company issued 1,500,000 shares of common stock to its President of Programming as compensation for services as a Director. The total fair value of the common stock was $24,600 based on the closing price of the Company’s common stock on the date of grant.

On January 25, 2015, the Company issued 1,500,000 shares of common stock to one of its Directors as compensation for services as a Director. The total fair value of the common stock was $24,600 based on the closing price of the Company’s common stock on the date of grant.

Officer and Director Changes

On March 4, 2016, Mr. Brett Pojunis was appointed to the Company’s Board of Directors and Mr. Doug Miller resigned from the Board.